Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands					1 Months Ended							2 Months Ended	12 Months Ended
	Sep. 29, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Aug. 31, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jan. 31, 2026 CNY (¥) tranche	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Redeemable non-controlling interests
Redeemable non-controlling interests													¥ 8,551,854	¥ 7,441,997		$ 1,222,899
NIO China
Redeemable non-controlling interests
Cash investments received			¥ 2,000,000							¥ 5,000,000	¥ 5,000,000
Minority interest (in percentage)			8.612%
Percentage of ownership interest held (as a percent)									3.305%
Accretion of redeemable non-controlling interests to redemption value													¥ 567,877	¥ 329,939	¥ 303,163
Period to submit application for a Qualified Initial Public Offering													48 months
Period to complete the Qualified Initial Public Offering													60 months
Annual interest rate (as a percent)													8.50%			8.50%
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Minority interest (in percentage)	11.75%
Percentage of ownership interest held (as a percent)	88.25%					91.80%							100.00%	100.00%		100.00%
Annual interest rate (as a percent)	7.50%
Percentage of indirect interest in total paid-in capital													91.80%	89.02%
Redeemable non-controlling interests													¥ 7,553,664	¥ 6,985,787
Percentage of equity interest to be acquired (as a percent)												1.08%
Number of settlement tranches for equity acquisition | tranche												3
Maximum consideration for equity interest acquisition												¥ 1,002,000
Parent ownership interest percentage after acquisition (as a percent)												92.90%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Redeemable non-controlling interests
Minority interest (in percentage)		10.00%
Percentage of ownership interest held (as a percent)													100.00%	100.00%		100.00%
Accretion of redeemable non-controlling interests to redemption value													¥ 41,980	¥ 17,577
Annual interest rate (as a percent)													5.00%			5.00%
Percentage of indirect interest in total paid-in capital													90.91%	90.91%
Redeemable non-controlling interests													¥ 998,190	¥ 456,210
Period for redemption of equity interest													60 months
Warrant Liabilities													¥ 72,409	¥ 53,146
Strategic investors | NIO China
Redeemable non-controlling interests
Cash injected				¥ 7,000,000					¥ 5,500,000
Cash investments received			¥ 511,458					¥ 2,500,000
Minority interest (in percentage)								1.418%
Accretion of redeemable non-controlling interests to redemption value								¥ 2,023,534
Strategic investors | NIO China | Maximum
Redeemable non-controlling interests
Cash injected									¥ 10,000,000
Strategic investors | NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Redeemable non-controlling interests
Proceeds from issuance of redeemable non-controlling interests					¥ 500,000
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Cash injected	¥ 10,000,000
Additional investment													20,000,000
Payment to acquire additional interest						¥ 20,000,000
Investment in subsidiaries													10,000,000
Additional investment in subsidiaries													20,000,000
NIO Holding Co., Ltd. | Strategic investors
Redeemable non-controlling interests
Cash injected	¥ 3,300,000
Proceeds from issuance of redeemable non-controlling interests													¥ 2,800,000
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC") | Strategic investors
Redeemable non-controlling interests
Cash injected		¥ 1,000,000
Proceeds from issuance of redeemable non-controlling interests							¥ 500,000
Additional purchase of warrants		¥ 500,000